GENERAL (Liquidity and Capital Resources) (Details) $ / shares in Units, $ in Thousands		1 Months Ended				4 Months Ended	12 Months Ended
	May 15, 2016 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 15, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Nov. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Segments $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Class of Stock [Line Items]
Number of operating segment | Segments							1
Accumulated deficit			$ 79,363				$ 79,363	$ 74,453
Stock issuance, shares | shares			40,000	1,904,762
Equity issuance, price per share | $ / shares			$ 1.17	$ 1.05			$ 1.17
Proceeds from shares issued under initial public offering				$ 2,000
Stock issuance costs				35
Repayment of short term loan from shareholders					$ 2,988		$ 2,988	5,030	$ 1,230
Interest					$ 247		658	2,106	57
Proceeds from issuance of stock				$ 2,000			5,796	7,430
Proceeds from warrants exercised						$ 1,250	1,300
Number of ordinary shares issuable under warrants | shares						2,659,575
Warrant exercise price | $ / shares						$ 0.47
Cash and cash equivalents			$ 1,205				$ 1,205	$ 734	$ 711
CACS [Member]
Class of Stock [Line Items]
Ownership percentage			80.00%				80.00%
Equity interest held by third party			20.00%				20.00%
Investment Transaction [Member]
Class of Stock [Line Items]
Stock issuance, shares | shares	8,510,638
Proceeds from issuance of stock	$ 4,000
Investment Transaction [Member] | Convertible Loan [Member]
Class of Stock [Line Items]
Equity issuance, price per share | $ / shares	$ 0.47
Value of loan which may be used for the sole purpose of repayment of shareholder's debt	$ 3,175
Conversion price option the Investor will have the right, but not the obligation to convert, lowest option price per share | $ / shares	$ 2.40
Conversion price option the Investor will have the right, but not the obligation to convert, lowest option price per share expressed as percentage of discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less than $0.47	5.00%
Investment Transaction [Member] | Warrant Issuance Two [Member]
Class of Stock [Line Items]
Number of ordinary shares issuable under warrants | shares	3,636,363
Warrant exercise price | $ / shares	$ 0.55
Warrants aggregate exercise price	$ 2,000
Warrant term	48 months
Investment Transaction [Member] | Warrant Issuance One [Member]
Class of Stock [Line Items]
Number of ordinary shares issuable under warrants | shares	4,255,319
Warrant exercise price | $ / shares	$ 0.47
Warrants aggregate exercise price	$ 2,000
Warrant term	24 months
Subsequent Event [Member]
Class of Stock [Line Items]
Proceeds from warrants exercised		$ 250
Number of ordinary shares issuable under warrants | shares		531,915
Warrant exercise price | $ / shares		$ 0.47